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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-10529

The GKM Funds
(Exact name of registrant as specified in charter)

11150 Santa Monica Boulevard, Suite 850 Los Angeles, California	23226
(Address of principal executive offices)	(Zip code)

Timothy J. Wahl

First Western Investment Management, Inc. 11150 Santa Monica Blvd. Los Angeles, CA 23226
(Name and address of agent for service)

Registrant's telephone number, including area code:     (310) 268-2605

Date of fiscal year end:         July 31, 2011

Date of reporting period:       October 31, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

GKM Growth Fund
Schedule of Investments
October 31, 2010 (Unaudited)
Common Stocks - 104.5%	Shares	Value

Consumer Discretionary - 2.0%
Household Durables - 2.0%
Garmin Ltd.	20,800	$683,072

Consumer Staples - 1.3%
Beverages - 1.3%
Coca-Cola Company (The)	7,000	429,240

Health Care - 26.7%
Biotechnology - 0.9%
Celgene Corporation*	5,000	310,350

Health Care Equipment & Supplies - 13.0%
Alcon, Inc.	4,000	670,880
Baxter International, Inc.	9,000	458,100
Conceptus, Inc.*	22,500	319,725
C.R. Bard, Inc.	3,500	290,920
Intuitive Surgical, Inc.*	3,000	788,850
Kinetic Concepts, Inc.*	10,000	380,300
Medtronic, Inc.	21,000	739,410
St. Jude Medical, Inc.*	8,000	306,400
Stryker Corporation	7,500	371,175
		4,325,760
Health Care Providers & Services - 2.1%
Henry Schein, Inc.*	12,700	713,105

Life Sciences Tools & Services - 4.1%
Covance, Inc.*	11,400	535,686
Dionex Corporation*	9,500	847,685
		1,383,371
Pharmaceuticals - 6.6%
Abbott Laboratories	9,000	461,880
Johnson & Johnson	4,600	292,882
Novartis AG - ADR	6,000	347,700
Roche Holdings AG - ADR	7,000	257,040
Teva Pharmaceutical Industries Ltd. - ADR	16,000	830,400
		2,189,902
Industrials - 8.1%
Air Freight & Logistics - 1.4%
FedEx Corporation	5,300	464,916

Commercial Services & Supplies - 1.3%
Stericycle, Inc. *	6,000	430,440

Industrial Conglomerates - 1.8%
3M Company	7,300	614,806

GKM Growth Fund
Schedule of Investments (Continued)
Common Stocks - 104.5% (Continued)	Shares	Value

Industrials - 8.1% (Continued)
Machinery - 2.3%
Pall Corporation	18,100	$772,327

Road & Rail - 1.3%
Norfolk Southern Corporation	7,000	430,430

Information Technology - 58.4%
Communications Equipment - 4.5%
Cisco Systems, Inc.*	38,000	867,540
QUALCOMM, Inc.	13,700	618,281
		1,485,821
Computers & Peripherals - 14.3%
Apple, Inc.*	8,500	2,557,395
EMC Corporation*	45,000	945,450
Hewlett-Packard Company	15,600	656,136
Stratasys, Inc.*	20,000	626,400
		4,785,381
Electronic Equipment, Instruments & Components - 6.6%
Flextronics International Ltd.*	120,000	859,200
Trimble Navigation Ltd.*	37,800	1,354,752
		2,213,952
Internet Software & Services - 6.6%
Google, Inc. - Class A*	3,600	2,206,764

IT Services - 8.3%
Accenture Ltd. - Class A	17,900	800,309
Automatic Data Processing, Inc.	7,000	310,940
International Business Machines Corporation	11,500	1,651,400
		2,762,649
Semiconductors & Semiconductor Equipment - 3.6%
Applied Materials, Inc.	75,000	927,000
Intel Corporation	13,700	274,959
		1,201,959
Software - 14.5%
Adobe Systems, Inc.*	19,000	534,850
Citrix Systems, Inc.*	10,000	640,700
Intuit, Inc.*	36,000	1,728,000
Microsoft Corporation	40,000	1,065,600
Oracle Corporation	30,000	882,000
		4,851,150
Materials - 8.0%
Chemicals - 8.0%
Ecolab, Inc.	12,700	626,364
Scotts Miracle-Gro Company (The) - Class A	23,600	1,260,240
Sigma-Aldrich Corporation	12,600	799,092
		2,685,696

Total Common Stocks (Cost $23,448,045)		$34,941,091

GKM Growth Fund
Schedule of Investments (Continued)
Money Market Funds - 0.0%	Shares	Value

First American Treasury Obligations Fund - Class Y, 0.00%(a) (Cost $399)	399	$399

Total Investments at Value(b) - 104.5% (Cost $23,448,444)		$34,941,490

Liabilities in Excess of Other Assets - (4.5%)		(1,519,285)

Net Assets - 100.0%		$33,422,205

ADR - American Depositary Receipt.

* Non-income producing security.

(a) Variable rate security. Rate shown is the 7-day effective yield as of October 31, 2010.

(b) All securities are pledged as collateral for the Fund's bank line of credit.

See accompanying notes to the Schedule of Investments.

GKM Growth Fund
Notes to Schedule of Investments
October 31, 2010 (Unaudited)

1.	Securities valuation

Equity securities of GKM Growth Fund (the “Fund”) generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when First Western Investment Management, Inc. (the “Adviser”) believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of The GKM Funds and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost which approximates fair value absent unusual circumstances.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2010 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$34,941,091	$-	$-	$34,941,091
Money Market Funds	399	-	-	399
Total	$34,941,490	$-	$-	$34,941,490

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  During the quarter ended October 31, 2010, the Fund did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 3 securities or derivative instruments held in the Fund during the quarter ended or as of October 31, 2010.

2.	Security transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

GKM Growth Fund
Notes to Schedule of Investments (Continued)

3.	Federal income tax

The following is computed on a tax basis for each item as of October 31, 2010:

Cost of portfolio investments	$23,448,444

Gross unrealized appreciation	$12,720,513
Gross unrealized depreciation	(1,227,467)

Net unrealized appreciation	$11,493,046

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The GKM Funds

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date	December 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date	December 1, 2010

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	December 1, 2010

* Print the name and title of each signing officer under his or her signature.